SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Useful life					3 years	3 years
Concentration risk percentage					5.00%
Research and development expense	$ 74,112	$ 98,324	$ 104,072	$ 136,248	$ 350,669		$ 2,370
Allowance for doubtful accounts	532,661		532,661		177,140	$ 3,000	0
Bad debt expense			355,521	$ 15,582	223,631	3,000
Inventory charges	$ 437,000		$ 437,000
Accounts receivable					$ 347,048	$ 15,567
Number of antidilutive securities			18,217,825	4,767,720	0	2,417,720
Federal deposit insurance corporation					$ 250,000	$ 250,000
Deferred Revenue						234,916
Royalty expense						100,000
Annual increments royalty expenses						$ 50,000
Two Wholesale Distributor [Member]
Concentration risk percentage					15.70%
Single Wholesale Distributor [Member]
Concentration risk percentage					31.10%
ASP [Member]
Concentration risk percentage					66.00%	66.00%	87.00%
Revenues					$ 481,000	$ 135,000
Wholesale Distributor [Member]
Accounts receivable					$ 173,790	$ 327,893
Website Development [Member]
Useful life					3 years	3 years
Warrant [Member]
Net proceeds from Issuance			$ 1,200,000
Minimum [Member]
Useful life			3 years
Maximum [Member]
Useful life			5 years
Revenue [Member] | One Customer [Member]
Concentration risk percentage	17.00%		9.00%
Revenue [Member] | Two Wholesale Distributor [Member]
Concentration risk percentage	48.00%	19.00%	45.00%	21.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage			60.00%
Accounts receivable	$ 328,000		$ 328,000